Document and Entity Information	May 07, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	001-39992
Entity Registrant Name	Immunocore Holdings plc
Entity Central Index Key	0001671927
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	92 Park Drive
Entity Address, Address Line Two	Milton Park, Abingdon
Entity Address, City or Town	Oxfordshire
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX14 4RY
City Area Code	44
Local Phone Number	1235 438600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	IMCR
Security Exchange Name	NASDAQ
Ordinary share, nominal value GBP 0.002 per share* [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary share, nominal value £0.002 per share*
Trading Symbol	*
Security Exchange Name	NASDAQ